Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	₩ 34,643	₩ 45,929	₩ 54,896
Purchase of investments in cash	264,015	₩ 206,340	₩ 193,100
Hello Nature Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	8,333
Carrot Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 6,800